Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000027306 [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000027306 [Member] | Unimicron Technology Corp Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027306 [Member] | HD Hyundai Heavy Industries Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027306 [Member] | Murata Manufacturing Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027306 [Member] | Elite Material Co Ltd Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027306 [Member] | Accton Technology Corp Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027306 [Member] | SK hynix Inc South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027306 [Member] | MediaTek Inc Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027306 [Member] | Delta Electronics Inc Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027306 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000027306 [Member] | Samsung Electronics Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000027306 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027306 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000027306 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000027306 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027306 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027306 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027306 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	0.50%
C000027306 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	43.40%
C000027306 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	31.00%
C000027306 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.80%
C000027306 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000027306 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	16.60%
C000027306 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.10%
C000027306 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000027306 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000027305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000027305 [Member] | Unimicron Technology Corp Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027305 [Member] | HD Hyundai Heavy Industries Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027305 [Member] | Murata Manufacturing Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027305 [Member] | Elite Material Co Ltd Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027305 [Member] | Accton Technology Corp Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027305 [Member] | SK hynix Inc South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027305 [Member] | MediaTek Inc Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027305 [Member] | Delta Electronics Inc Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027305 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000027305 [Member] | Samsung Electronics Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000027305 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027305 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000027305 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000027305 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027305 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027305 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027305 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	0.50%
C000027305 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	43.40%
C000027305 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	31.00%
C000027305 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.80%
C000027305 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000027305 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	16.60%
C000027305 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.10%
C000027305 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000027305 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000027310 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000027310 [Member] | U S Treasury Bonds 2 250 05 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027310 [Member] | U S Treasury Bonds 3 125 05 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027310 [Member] | FNMA 3 500 08 01 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027310 [Member] | FNMA 3 500 02 01 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027310 [Member] | FNMA 3 500 02 01 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027310 [Member] | FNMA 4 000 06 01 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027310 [Member] | U S Treasury Bonds 3 625 02 15 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027310 [Member] | FNMA 5 500 11 01 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027310 [Member] | FNMA 4 000 07 01 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027310 [Member] | FHLMC 3 000 11 01 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027310 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000027310 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000027310 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000027310 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000027310 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000027310 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000027310 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000027310 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000027310 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027310 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027310 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000027310 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027310 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000027310 [Member] | Government And Agency [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%
C000027310 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000125498 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000125498 [Member] | U S Treasury Bonds 2 250 05 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000125498 [Member] | U S Treasury Bonds 3 125 05 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000125498 [Member] | FNMA 3 500 08 01 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000125498 [Member] | FNMA 3 500 02 01 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000125498 [Member] | FNMA 3 500 02 01 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000125498 [Member] | FNMA 4 000 06 01 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000125498 [Member] | U S Treasury Bonds 3 625 02 15 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000125498 [Member] | FNMA 5 500 11 01 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000125498 [Member] | FNMA 4 000 07 01 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000125498 [Member] | FHLMC 3 000 11 01 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000125498 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000125498 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000125498 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000125498 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000125498 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000125498 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000125498 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000125498 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000125498 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000125498 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000125498 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000125498 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125498 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000125498 [Member] | Government And Agency [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%
C000125498 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%